Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2019
Compensation and benefits
in	2019	2018	2017
Compensation and benefits (CHF million)
Salaries and variable compensation	8,608	8,220	8,906
Social security	642	652	671
Other [1]	786	748	790
Compensation and benefits	10,036	9,620	10,367
1
Includes pension-related expenses of CHF 437 million, CHF 411 million and CHF 432 million in 2019, 2018 and 2017, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution plans.